Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,208,000
Previously Paid Amount	0.00
Total Fee Amount	581.12
Total Offset Amount	0.00
Net Fee	581.12
Narrative - Max Aggregate Offering Price	$ 4,208,000
Final Prospectus	true